CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2021
CONVERTIBLE NOTES [Abstract]
Convertible Debts

	As of December 31,
	2020 $	2021 $

2023 Convertible Notes	41,263	28,207
2024 Convertible Notes	916,560	131,528
2025 Convertible Notes	882,583	928,683
2026 Convertible Notes	–	2,387,290
	1,840,406	3,475,708

Issuance of Convertible Notes and Terms
The Company issued the following convertible notes and the terms are as follow:

	2023 Convertible Notes	2024 Convertible Notes	2025 Convertible Notes	2026 Convertible Notes
Issuance date	June 18, 2018	November 18, 2019	May 22, 2020	September 14, 2021
Maturity date	July 1, 2023	December 1, 2024	December 1, 2025	September 15, 2026
Principal amount	$575,000	$1,150,000	$1,150,000	$2,875,000
Interest rate	2.25%	1.00%	2.375%	0.25%
Initial conversion rate	50.5165 American Depositary Shares (“ADSs”) per $1 principal amount, equivalent to $19.80 per ADS	19.9475 ADSs per $1 principal amount, equivalent to $50.13 per ADS	11.0549 ADSs per $1 principal amount, equivalent to $90.46 per ADS	2.0964 ADSs per $1 principal amount, equivalent to $477.01 per ADS
Agreed conversion date	January 1, 2023	June 1, 2024	September 1, 2025	June 15, 2026

Convertible Notes With Cash Conversion Option
The Convertible Notes were accounted for under ASC 470-20 Cash Conversion Subsections as follow:

	2023 Convertible Notes	2024 Convertible Notes	2025 Convertible Notes	2026 Convertible Notes

Liability component	$410,926	$897,918	$856,635	$2,359,492
Effective interest rate	9.38%	6.03%	8.21%	4.27%
Equity component	$152,714	$240,582	$284,727	$486,758
Debt issuance cost, allocated in proportion to the allocation of proceeds	$11,360	$11,500	$8,638	$28,750

Carrying Amount of the Liability Components

The liability component was initially measured at fair value and subsequently amortized to its redemption amount using the effective interest method. The residual value was allocated to the equity component, classified within “Additional Paid-in Capital” and not subsequently remeasured. The following table presents the carrying amount of the liability components of the Convertible Notes:

	As of December 31, 2020				As of December 31, 2021
	2023 Convertible Notes $	2024 Convertible Notes $	2025 Convertible Notes $	Total $	2023 Convertible Notes $	2024 Convertible Notes $	2025 Convertible Notes $	2026 Convertible Notes $	Total $
Principal	49,000	1,112,320	1,149,500	2,310,820	31,305	152,048	1,149,500	2,875,000	4,207,853
Less: unamortized issuance cost and debt discount	(7,737)	(195,760)	(266,917)	(470,414)	(3,098)	(20,520)	(220,817)	(487,710)	(732,145)
Net carrying amount	41,263	916,560	882,583	1,840,406	28,207	131,528	928,683	2,387,290	3,475,708

Capped Calls
In connection with the offering of 2024 Convertible Notes and 2025 Convertible Notes, the Company entered into separately negotiated capped call transactions with certain counterparties (collectively, the “Capped Calls”). The details of the Capped Calls are as follows:

	2024 Convertible Notes	2025 Convertible Notes
Initial strike price per share	$50.13	$90.46
Initial cap price per share	$70.36	$136.54